Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 8,098,036	$ 6,964
Cost of Revenues	5,238,482	1,283
Gross Profit	2,859,554	5,681
Operating Expenses:
Advertising	33,595	58,961
Payroll and related expense	1,541,773	303,850
Rent, utilities and property maintenance ($477,140 and $0, respectively, to related party)	605,480	10,802
Environmental remediation expense	17,962
Hauling and equipment maintenance	513,928
Depreciation and amortization expense	888,781
Consulting, accounting and legal	395,901	684,422
Other general and administrative expenses	1,789,698	107,857
Total Operating Expenses	5,787,118	1,165,892
Loss From Operations	(2,927,564)	(1,160,211)
Other Income (Expense):
Interest expense	(10,561,789)	(5,139,321)
Change in derivative liability for authorized shares shortfall	(171,343,164)	(170,319,590)
Change in fair value of derivative liabilities	300,885	(451,351)
Gain on settlement of convertible notes payable and accrued interest, warrants and accounts payable and cancelation of common shares in exchange for Series Y and Series Z preferred shares and cash	182,160,381	162,109,131
Gain on forgiveness of debt	739,710	250,000
Gain (loss) on conversion of convertible notes	(880)	882
Total Other Income (Expense)	1,295,143	(13,550,249)
Net Loss Before Income Taxes	(1,632,421)	(14,710,460)
Provision for Income Taxes (Benefit)
Net Loss	(1,632,421)	(14,710,460)
Deemed dividend resulting from amortization of preferred stock discount	(34,798,923)	(1,074,539)
Deemed dividend resulting from redemption of Series X shares	3,326,237
Deemed dividend resulting from redemption of Series Y shares	35,881,134
Deemed dividend from warrant price protection		(95,838,488)
Net Income (Loss) Available to Common Stockholders	$ 2,776,027	$ (111,623,487)
Net Income (Loss) Per Common Share:
Basic	$ 0.57	$ (23.99)
Diluted	$ 0.36	$ (23.99)
Weighted Average Common Shares Outstanding:
Basic	4,848,574	4,652,129
Diluted	8,199,137	4,652,129